Derivative Income Statement Effect (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gains (losses) on Eurodollar futures contracts	$ 4,828,288	$ (39,725)